Subsequent events	6 Months Ended
Jun. 30, 2019
Subsequent events
Subsequent Events:

22. Subsequent events:

22.1 On July 1, 2019, the Company repaid in full the outstanding secured credit facilities regarding the vessels Huahine and Botafogo assumed on June 1, 2018 and December 14, 2018, which amounted to $14,000 and $8,214, respectively (Note 11).

22.2 On July 5, 2019, the Company entered into a secured credit facility of up to $62,875. The respective secured credit facility has two tranches, with one tranche of up to $36,000 regarding the vessels Botafogo and Huahine and the second tranche of up to $26,875 that substituted the outstanding balance at that time of the secured credit facility dated March 8, 2018, regarding the vessels Judd and Raraka (Note 11). On July 9, 2019, the Company drew down the amount of $36,000.

22.3 On June 12, 2019, the Company’s board of directors received a non-binding proposal letter (the “proposal letter”) from SPII that owns approximately 83.35% of the outstanding shares of common stock, $0.01 par value, of the Company (the “Company Common Stock) and may be deemed to be beneficially owned by George Economou, the Company’s Chairman and Chief Executive Officer, that proposed a merger transaction in which SPII would acquire all of the issued and outstanding shares of the Company Common Stock not already owned by SPII and Mr. Economou for $4.00 per share in cash (the “proposed transaction”).

After receiving the proposal letter, the Company’s board of directors formed a special committee (the “Special Committee”) consisting solely of independent and disinterested directors of the Company to evaluate and negotiate the proposed transaction.

On August 18, 2019, acting on the unanimous recommendation of the Special Committee, the Company’s board of directors unanimously approved, and the Company entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among the Company, SPII and Sileo Acquisitions Inc., (“Merger Sub”) a wholly owned subsidiary of SPII, pursuant to which Merger Sub will be merged with and into the Company, with the Company continuing as the surviving corporation after the merger and a wholly owned subsidiary of SPII (the “Merger”).

Pursuant to the Merger Agreement, at the effective time of the Merger, each share of the Company Common Stock that is issued and outstanding immediately prior to the effective time (other than shares of Company Common Stock held by SPII or any subsidiary of either SPII or the Company) will be automatically converted into the right to receive the merger consideration of

$5.25 per share in cash, without interest and less any required withholding taxes.

The Company has called a special meeting of its shareholders (the “Special Meeting”) to be held on October 9, 2019, at 4 p.m., local time, at 80 Kifissias Avenue, GR 151 25, Marousi, Athens, Greece. At the Special Meeting, shareholders will be asked to consider and vote on a proposal to authorize and approve the Merger Agreement. Only shareholders of record as of the close of business on August 30, 2019, which has been fixed as the record date for the Special Meeting, will be entitled to vote at the Special Meeting. The merger is also subject to the satisfaction or waiver of other customary closing conditions but not to any financing condition. The merger is expected to close in the fourth quarter of 2019.

Refer to the Transaction Statement on Schedule 13E-3 and the proxy statement, dated August 9, 2019, attached thereto, as filed by the Company with the SEC on August 9, 2019 for additional information on the Merger.

22.4 On September 5, 2019, the Company entered into a credit facility with a major Export Credit Agency of up to $30,000 to finance scrubbers, which will be installed on vessels owned by subsidiaries of the Company. The credit facility has not yet been drawn and will be guaranteed by an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO (Note 11).

22.5 On September 10, 2019, the Company entered into a 30-day time charter agreement for its 2013 built Newcastlemax drybulk carrier, the Bacon, with TMS Dry for a fixed gross rate.

22.6 As of September 18, 2019, the Company has not repurchased any additional shares of its common stock since its last update.